Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 3,888	¥ 26,990	¥ 2,944
Domestic effective statutory tax rate	36.00%	38.00%	38.00%
Decrease in net deferred tax liabilities	¥ 4,674
Net deferred tax assets included in Other assets-Other	19,718	¥ 22,018
Net deferred tax liabilities included in Other liabilities	71,165	¥ 34,739
Undistributed earnings, No deferred tax provided	2,853
Operating loss carryforwards	2,099,334
Company and domestic subsidiaries | Domestic
Income Taxes [Line Items]
Operating loss carryforwards	589,272
Subsidiaries [Member] | United Kingdom
Income Taxes [Line Items]
Operating loss carryforwards	742,535
Subsidiaries [Member] | United States
Income Taxes [Line Items]
Operating loss carryforwards	484,573
Subsidiaries [Member] | Hong Kong
Income Taxes [Line Items]
Operating loss carryforwards	202,806
Subsidiaries [Member] | Other tax jurisdictions
Income Taxes [Line Items]
Operating loss carryforwards	80,148
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	1,021,835
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 760,972
Expiration year	Mar. 31, 2024
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 316,527
Tax Year 2015 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	33.00%
Percentage of use of operating loss carryforwards as a deduction for tax purposes	65.00%
Tax Year 2016 [Member]
Income Taxes [Line Items]
Domestic effective statutory tax rate	32.00%
Tax Year 2017 [Member]
Income Taxes [Line Items]
Percentage of use of operating loss carryforwards as a deduction for tax purposes	50.00%